ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ACCRUED EXPENSES AND OTHER LIABILITIES
Liabilities related with the Smart ID acquisition (see note 9 c1)	$ 805	$ 805
Accrued marketing expenses	223	647
Professional services	553	598
Facilities	305	351
Legal contingent liability	60	17
Legal service providers	709	207
Other accrued expenses	1,820	1,114
Accrued expenses and other liabilities	$ 4,475	$ 3,739